Vessels and Other Fixed Assets, Net - 2017 (Details) $ in Thousands		3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
		Mar. 22, 2017 USD ($)	May 15, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jul. 24, 2017 USD ($)	Dec. 08, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Loss / (gain) on sale of vessels							$ 0	$ (2,598)	$ 15,248
ABN Amro Bank N.V. $30,844 Facility
Property, Plant and Equipment [Line Items]
Issuance date							Jun. 23, 2017
Face amount							$ 30,844
ABN Amro Bank N.V. $30,844 Facility | Tranche A
Property, Plant and Equipment [Line Items]
Proceeds from issuance of debt				$ 16,000
Number of vessels financed							2
Star Virgo
Property, Plant and Equipment [Line Items]
Delivery date	[1]						March 1, 2017
DWT	[1]						207,810
Star Ariadne
Property, Plant and Equipment [Line Items]
Delivery date	[1]						March 28, 2017
DWT	[1]						207,812
Kamsarmax vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired							2
Star Charis
Property, Plant and Equipment [Line Items]
Delivery date							March 22, 2017
DWT							81,711
Total acquisition cost		$ 15,150
Star Suzanna
Property, Plant and Equipment [Line Items]
Delivery date							May 15, 2017
DWT							81,711
Total acquisition cost			$ 15,150
Diva
Property, Plant and Equipment [Line Items]
Delivery date							July 24, 2017
DWT							56,582
Total acquisition cost					$ 10,500
Star Triumph
Property, Plant and Equipment [Line Items]
Delivery date							December 8, 2017
DWT							176,343
Total acquisition cost						$ 14,200
Star Eleonora
Property, Plant and Equipment [Line Items]
Disposal date							Mar. 31, 2017
Star Vanessa
Property, Plant and Equipment [Line Items]
Disposal date							Nov. 01, 2017

[1]	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat term (Note 5)